Fees Summary	Oct. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,522,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,005.49
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee Rule 457(r)
Net Fee	$ 2,005.49
Narrative - Max Aggregate Offering Price	$ 14,522,000.00
Final Prospectus	true